As filed with the SEC on November 29, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21094

TRANSAMERICA INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 – September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of September 30, 2004 are attached.

Transamerica Mid Cap Index

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(100.0%)
Finance	(100.0%)
Nasdaq - 100 Shares		11,854,806	$416,696

Total Common Stocks (cost: $288,448)			416,696

Total Investment Securities (cost: $288,448)			$416,696

SUMMARY:
Investments, at value		100.0%	$416,696
Liabilities in excess of other assets		0.0%	(88)

Net assets		100.0%	$416,608

Item 2. Controls and Procedures.

(a)	Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of September 30, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Index Funds, Inc.
(Registrant)

By:	/s/ Brian C. Scott
President
Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President
Date:	November 23, 2004

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Chief Financial Officer
Date:	November 23, 2004